Equity - Schedule of Common Stock Issuable Upon Exercise of Options Outstanding (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
5.64 – 624.00 [Member] | Options Outstanding [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Outstanding, Range of Exercise Price lower limit	$ 5.64	$ 770
Options Outstanding, Range of Exercise Price Upper limit	$ 624
Options Outstanding, Number Outstanding (in Shares)	108,211	2.82
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years	129 years 10 months 17 days
Options Outstanding, Weighted Average Exercise Price	$ 6.21	$ 770
5.64 – 624.00 [Member] | Options Exercisable [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Outstanding, Range of Exercise Price lower limit		129.88
Options Exercisable, Number Exercisable (in Shares)	83,308
Options Exercisable, Weighted Average Exercise Price	$ 6.38
975.00 – 2,460.00 [Member] | Options Outstanding [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Outstanding, Range of Exercise Price lower limit	975	$ 906
Options Outstanding, Range of Exercise Price Upper limit	$ 2,460
Options Outstanding, Number Outstanding (in Shares)	906	1.23
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	8 months 23 days	1597 years 149 days
Options Outstanding, Weighted Average Exercise Price	$ 1,597.41	$ 906
975.00 – 2,460.00 [Member] | Options Exercisable [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Outstanding, Range of Exercise Price lower limit		1,597.41
Options Exercisable, Number Exercisable (in Shares)	906
Options Exercisable, Weighted Average Exercise Price	$ 1,597.41
3,090.00 – 4,560.00 [Member] | Options Outstanding [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Outstanding, Range of Exercise Price lower limit	3,090	$ 382
Options Outstanding, Range of Exercise Price Upper limit	$ 4,560
Options Outstanding, Number Outstanding (in Shares)	375	4
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 6 months 25 days	4514 years 156 days
Options Outstanding, Weighted Average Exercise Price	$ 4,528.52	$ 382
3,090.00 – 4,560.00 [Member] | Options Exercisable [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Outstanding, Range of Exercise Price lower limit		4,514.43
Options Exercisable, Number Exercisable (in Shares)	375
Options Exercisable, Weighted Average Exercise Price	$ 4,528.52
5.64 – 4,560.00 [Member] | Options Outstanding [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Outstanding, Range of Exercise Price lower limit	5.64	$ 2,058
Options Outstanding, Range of Exercise Price Upper limit	$ 4,560
Options Outstanding, Number Outstanding (in Shares)	109,492	2.34
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 11 months 23 days	1588 years 222 days
Options Outstanding, Weighted Average Exercise Price	$ 34.86	$ 2,058
5.64 – 4,560.00 [Member] | Options Exercisable [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Options Outstanding, Range of Exercise Price lower limit		$ 1,588.61
Options Exercisable, Number Exercisable (in Shares)	84,589
Options Exercisable, Weighted Average Exercise Price	$ 43.46